Investment Objectives and Goals	Oct. 31, 2025
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Floor with protection to a maximum loss of 5%. The stated Cap and Floor are before Fund fees and expenses. The current Outcome Period is from January 1, 2026 to June 30, 2026.

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Floor with protection to a maximum loss of 5%. The stated Cap and Floor are before Fund fees and expenses. The current Outcome Period is from October 1, 2025 to March 31, 2026.